Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses	$ 263,000	$ 197,000	$ 1,087,000	$ 690,000
Loss from operations	(263,000)	(197,000)	(1,087,000)	(690,000)
Other income:
Interest income (including approximately $261,000 and $2,180,000, respectively, related to the Trust Account)	263,000	2,180,000	3,419,000	2,942,000
Change in fair value of warrant liability		(1,435,000)		10,455,000
Total other income	263,000	745,000	3,419,000	13,397,000
Net income		$ 548,000	$ 2,332,000	$ 12,707,000
Common Class A [Member]
Other income:
Weighted average ordinary shares outstanding - Basic	3,390,000	20,000,000	7,332,000	20,000,000
Weighted average ordinary shares outstanding - Diluted	3,390,000	20,000,000	7,332,000	20,000,000
Net income per ordinary share - Basic	$ 0.00	$ 0.02	$ 0.19	$ 0.51
Net income per ordinary share - Diluted	$ 0.00	$ 0.02	$ 0.19	$ 0.51
Common Class B [Member]
Other income:
Weighted average ordinary shares outstanding - Basic	3,700,000	5,000,000	4,861,000	5,000,000
Weighted average ordinary shares outstanding - Diluted	3,700,000	5,000,000	4,861,000	5,000,000
Net income per ordinary share - Basic	$ 0.00	$ 0.02	$ 0.19	$ 0.51
Net income per ordinary share - Diluted	$ 0.00	$ 0.02	$ 0.19	$ 0.51